Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Nov. 30, 2014
Selected Quarterly Financial Information [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
The following table summarizes certain quarterly results of operations (in thousands):

	Three Months Ended
	February 28	May 31	August 31	November 30
2014
Revenue	$524,458	$568,008	$556,011	$582,317
Cost of revenue	$212,925	$224,945	$219,208	$221,973
Net income	$32,422	$55,492	$46,517	$60,118
Earnings per share:
Basic	$0.48	$0.81	$0.68	$0.88
Diluted	$0.47	$0.81	$0.68	$0.87

2013
Revenue	$382,525	$418,143	$480,288	$559,675
Cost of revenue	$160,075	$172,424	$198,279	$217,406
Net income	$24,671	$42,890	$23,362	$40,810
Earnings per share:
Basic	$0.37	$0.65	$0.35	$0.61
Diluted	$0.37	$0.65	$0.35	$0.60